Contingent Liabilities and Provisions - Disclosure of Changes in the Restructuring Provisions (Detail) - Restructuring provision [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023
Disclosure of other provisions [line items]
Balance at beginning of year	$ 10	$ 35
Additional new provisions recognized	21	6
Amounts incurred and charged against existing provisions	(20)	(27)
Unused amounts reversed	(3)	(4)
Balance at end of year	$ 8	$ 10